Accounts payable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts payable
Schedule of accounts payable

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Payable related to new home transaction business	3,528,331	5,467,302
Payable for advertising fees	365,379	635,715
Payable for internet service fees	80,064	135,389
Payable for leasehold improvements	59,107	204,139
Others	179,824	152,301
Total	4,212,705	6,594,846